LVIP BlackRock Global Real Estate Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.17%
Australia–2.92%
Centuria Capital Group	950,054	$ 972,188
Centuria Industrial REIT	544,532	874,545
Dexus	117,213	649,547
Goodman Group	236,196	1,731,237
LendLease Group	518,502	3,250,896
Scentre Group	3,876,243	3,712,760
Viva Energy REIT	1,215,707	1,708,086
		12,899,259
Belgium–0.72%
Aedifica	30,744	3,191,256
		3,191,256
Canada–2.80%
Allied Properties Real Estate Investment Trust	228,093	7,251,390
Canadian Apartment Properties REIT	170,189	5,150,536
		12,401,926
China–0.25%
Guangzhou R&F Properties Class H	861,200	1,107,694
		1,107,694
France–0.16%
Unibail-Rodamco-Westfield	12,033	689,809
		689,809
Germany–5.14%
Aroundtown	1,596,453	7,990,968
LEG Immobilien	52,731	5,913,109
Vonovia	177,226	8,815,839
		22,719,916
■Hong Kong–7.66%
CK Asset Holdings	1,607,500	8,721,793
†ESR Cayman	3,496,000	7,506,723
Link REIT	874,100	7,367,328
New World Development	5,232,000	5,578,752
Swire Properties	1,677,600	4,686,784
		33,861,380
Japan–11.51%
Activia Properties	989	3,210,374
Comforia Residential REIT	732	2,092,970
Daiwa House REIT Investment	1,186	2,906,797
Hulic REIT	3,498	4,069,728
Ichigo Office REIT Investment	3,051	2,116,931
Japan Hotel REIT Investment	10,295	3,005,301
Japan Real Estate Investment	628	3,691,563
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kenedix Office Investment	726	$ 3,844,488
MCUBS MidCity Investment	4,418	3,130,618
Mitsubishi Estate	174,200	2,572,785
†Mitsubishi Estate Logistics REIT Investment	839	2,765,237
Mitsui Fudosan	475,200	8,227,953
†Nippon Prologis REIT	616	1,549,912
Sumitomo Realty & Development	138,200	3,374,544
Tokyu Fudosan Holdings	900,100	4,323,265
		50,882,466
Malta–0.00%
=†πAZ. BGP Holdings	4,536,115	0
		0
Netherlands–0.30%
Cromwell European Real Estate Investment Trust	3,351,900	1,324,260
		1,324,260
Norway–0.93%
Entra	344,031	4,109,423
		4,109,423
Singapore–1.98%
AIMS APAC REIT	2,987,600	2,174,862
Keppel DC REIT	594,300	953,798
Lendlease Global Commercial REIT	7,570,551	2,774,198
Mapletree Logistics Trust	2,596,300	2,875,862
		8,778,720
Spain–2.33%
†Aedas Homes	122,713	2,343,952
Cellnex Telecom	63,733	2,891,085
Inmobiliaria Colonial SOCIMI	539,471	5,085,395
		10,320,432
Sweden–2.58%
Castellum	325,412	5,486,590
Kungsleden	788,010	5,927,597
		11,414,187
Thailand–0.15%
†Asset WorldPCL	4,442,900	437,932
†Asset WorldPCL NVDR	2,287,300	225,457
		663,389
United Kingdom–5.67%
Assura	2,999,823	3,109,634
Derwent London	128,868	5,205,674
Grainger	1,070,293	3,406,030
LVIP BlackRock Global Real Estate Fund–1

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
LondonMetric Property	1,375,957	$ 3,001,102
Primary Health Properties	1,554,851	3,087,205
Segro	767,256	7,253,159
		25,062,804
United States–53.07%
Alexandria Real Estate Equities	81,549	11,177,106
American Homes 4 Rent Class A	366,903	8,512,150
Boston Properties	93,114	8,587,904
CareTrust REIT	339,491	5,021,072
Cousins Properties	246,360	7,210,957
Crown Castle International	38,072	5,497,597
CyrusOne	120,510	7,441,493
EPR Properties	198,647	4,811,230
Equinix	6,965	4,350,130
Equity Residential	237,551	14,659,272
Extra Space Storage	119,509	11,444,182
Federal Realty Investment Trust	73,442	5,479,508
Healthcare Trust of America Class A	278,998	6,774,072
Healthpeak Properties	401,473	9,575,131
Host Hotels & Resorts	400,362	4,419,997
Hudson Pacific Properties	169,303	4,293,524
Mid-America Apartment Communities	88,295	9,097,034
Pebblebrook Hotel Trust	188,700	2,054,943
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Plymouth Industrial REIT	10,855	$ 121,142
Prologis	322,096	25,886,906
Regency Centers	176,696	6,790,427
Rexford Industrial Realty	243,387	9,981,301
RLJ Lodging Trust	258,796	1,997,905
SBA Communications	12,454	3,362,206
Simon Property Group	93,372	5,122,388
Spirit Realty Capital	315,821	8,258,719
STAG Industrial	251,577	5,665,514
Sun Communities	77,518	9,678,122
UDR	265,417	9,698,337
Ventas	48,819	1,308,349
VEREIT	760,434	3,718,522
VICI Properties	490,533	8,162,469
Welltower	98,180	4,494,680
		234,654,289
Total Common Stock (Cost $466,871,167)		434,081,210

MONEY MARKET FUND–1.22%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	5,404,743	5,404,743
Total Money Market Fund (Cost $5,404,743)		5,404,743

TOTAL INVESTMENTS–99.39% (Cost $472,275,910)	439,485,953
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	2,706,066
NET ASSETS APPLICABLE TO 60,208,736 SHARES OUTSTANDING–100.00%	$442,192,019

Δ Securities have been classified by country of origin.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Security
Investment	Date of Acquisition	Cost	Value
AZ. BGP Holdings	8/6/2009	$—	$—
LVIP BlackRock Global Real Estate Fund–2

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	(1,179,000)	USD	713,565	4/15/20	$—	$(11,699)
BCLY	CAD	191,000	USD	(134,039)	4/15/20	1,706	—
BCLY	GBP	(172,000)	USD	224,410	4/15/20	10,704	—
BCLY	GBP	639,000	USD	(782,118)	4/15/20	11,823	—
BCLY	JPY	(129,381,000)	USD	1,208,903	4/15/20	4,800	—
BCLY	SEK	(6,271,000)	USD	619,828	4/15/20	—	(14,317)
BCLY	SEK	6,964,000	USD	(701,213)	4/15/20	3,010	—
BOA	AUD	2,986,000	USD	(2,011,215)	4/15/20	—	(174,373)
BOA	AUD	(1,078,000)	USD	626,370	4/15/20	—	(36,763)
BOA	AUD	2,655,000	USD	(1,594,844)	4/15/20	38,383	—
BOA	CAD	(27,000)	USD	20,551	4/15/20	1,362	—
BOA	CAD	(1,178,000)	USD	833,345	4/15/20	—	(3,867)
BOA	CAD	1,165,000	USD	(828,928)	4/15/20	—	(955)
BOA	CHF	827,000	USD	(849,185)	4/15/20	10,687	—
BOA	CHF	(1,255,000)	USD	1,309,038	4/15/20	4,154	—
BOA	EUR	174,000	USD	(192,220)	4/15/20	—	(208)
BOA	EUR	3,911,000	USD	(4,249,239)	4/15/20	66,611	—
BOA	HKD	(3,951,000)	USD	507,367	4/15/20	—	(2,219)
BOA	ILS	3,376,000	USD	(978,623)	4/16/20	—	(24,868)
BOA	ILS	947,000	USD	(260,119)	4/16/20	7,418	—
BOA	JPY	(121,713,000)	USD	1,110,739	4/15/20	—	(22,001)
BOA	JPY	21,846,000	USD	(199,500)	4/15/20	3,812	—
BOA	NOK	1,760,000	USD	(190,875)	4/15/20	—	(21,566)
BOA	NOK	11,163,000	USD	(1,068,901)	4/15/20	4,957	—
BOA	NZD	1,073,000	USD	(624,224)	4/15/20	15,937	—
BOA	SEK	(9,341,000)	USD	976,751	4/15/20	32,158	—
BOA	SGD	(801,000)	USD	560,845	4/15/20	—	(2,841)
CITI	AUD	(9,185,000)	USD	6,312,854	4/15/20	662,690	—
CITI	EUR	667,000	USD	(723,575)	4/15/20	12,470	—
CITI	GBP	24,000	USD	(31,406)	4/15/20	—	(1,587)
CITI	GBP	(483,000)	USD	633,581	4/15/20	33,466	—
CITI	GBP	106,000	USD	(128,414)	4/15/20	3,288	—
CITI	HKD	(14,601,000)	USD	1,882,997	4/15/20	—	(187)
CITI	SEK	(7,677,000)	USD	766,155	4/15/20	—	(10,169)
CITI	SGD	(1,477,000)	USD	1,058,869	4/15/20	19,463	—
DB	AUD	1,879,000	USD	(1,253,304)	4/15/20	—	(97,434)
DB	AUD	(2,491,000)	USD	1,651,859	4/15/20	119,517	—
DB	AUD	3,444,000	USD	(2,104,544)	4/15/20	14,036	—
DB	AUD	(317,000)	USD	185,860	4/15/20	—	(9,143)
DB	CAD	543,000	USD	(397,139)	4/15/20	—	(11,225)
DB	CAD	(1,067,000)	USD	756,996	4/15/20	—	(1,328)
DB	EUR	679,000	USD	(744,519)	4/15/20	4,768	—
DB	GBP	323,000	USD	(415,896)	4/15/20	—	(14,577)
DB	GBP	141,000	USD	(166,333)	4/15/20	8,856	—
DB	JPY	(143,156,000)	USD	1,286,994	4/15/20	—	(45,307)
DB	JPY	(271,968,000)	USD	2,594,383	4/15/20	63,274	—
DB	NOK	(60,599,000)	USD	6,818,873	4/15/20	989,375	—
DB	SEK	5,135,000	USD	(524,733)	4/15/20	—	(5,465)
GSI	AUD	517,000	USD	(344,815)	4/15/20	—	(26,782)
GSI	CAD	982,000	USD	(752,352)	4/15/20	—	(54,439)
GSI	CAD	(9,000)	USD	6,888	4/15/20	492	—
GSI	CAD	433,000	USD	(301,563)	4/15/20	6,173	—
GSI	EUR	(1,964,000)	USD	2,127,795	4/15/20	—	(39,509)
GSI	EUR	64,000	USD	(70,188)	4/15/20	437	—
GSI	HKD	(8,895,000)	USD	1,146,377	4/15/20	—	(867)
GSI	HKD	18,758,000	USD	(2,416,037)	4/15/20	3,302	—
GSI	JPY	(176,714,000)	USD	1,617,072	4/15/20	—	(27,541)
LVIP BlackRock Global Real Estate Fund–3

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	JPY	282,407,000	USD	(2,572,923)	4/15/20	$55,338	$—
GSI	JPY	(254,279,000)	USD	2,368,665	4/15/20	2,181	—
GSI	SEK	6,387,000	USD	(628,366)	4/15/20	17,509	—
GSI	SGD	1,609,000	USD	(1,194,579)	4/15/20	—	(62,281)
GSI	SGD	(1,700,000)	USD	1,164,119	4/15/20	—	(32,218)
GSI	SGD	3,259,000	USD	(2,258,838)	4/15/20	34,610	—
HSBC	AUD	5,141,000	USD	(3,507,968)	4/15/20	—	(345,475)
HSBC	AUD	(121,000)	USD	78,783	4/15/20	4,350	—
HSBC	CAD	(6,000)	USD	4,598	4/15/20	334	—
HSBC	CAD	126,000	USD	(94,815)	4/15/20	—	(5,266)
HSBC	EUR	100,000	USD	(110,523)	4/15/20	—	(172)
HSBC	EUR	(321,000)	USD	356,339	4/15/20	2,110	—
HSBC	GBP	487,000	USD	(635,146)	4/15/20	—	(30,062)
HSBC	GBP	(339,000)	USD	422,986	4/15/20	1,787	—
HSBC	HKD	(47,998,000)	USD	6,183,540	4/15/20	—	(7,069)
HSBC	HKD	59,808,000	USD	(7,701,724)	4/15/20	12,093	—
HSBC	JPY	191,436,000	USD	(1,759,890)	4/15/20	21,737	—
HSBC	JPY	(222,005,000)	USD	2,154,918	4/15/20	88,798	—
HSBC	NOK	20,788,000	USD	(2,305,562)	4/15/20	—	(305,800)
HSBC	NOK	(12,624,000)	USD	1,349,903	4/15/20	135,500	—
HSBC	NZD	711,000	USD	(472,343)	4/15/20	—	(48,154)
HSBC	SGD	11,940,000	USD	(8,862,754)	4/15/20	—	(460,246)
HSBC	SGD	(230,000)	USD	167,919	4/15/20	6,062	—
HSBC	SGD	(2,628,000)	USD	1,821,482	4/15/20	—	(27,914)
HSBC	THB	(13,109,000)	USD	400,659	4/16/20	1,201	—
JPMC	AUD	4,303,000	USD	(2,941,823)	4/15/20	—	(294,827)
JPMC	AUD	(3,477,000)	USD	2,227,320	4/15/20	88,439	—
JPMC	AUD	(1,434,000)	USD	845,470	4/15/20	—	(36,657)
JPMC	AUD	256,000	USD	(156,273)	4/15/20	1,205	—
JPMC	CAD	(14,000)	USD	10,714	4/15/20	763	—
JPMC	CAD	260,000	USD	(195,804)	4/15/20	—	(11,021)
JPMC	CAD	(2,784,000)	USD	1,967,644	4/15/20	—	(10,961)
JPMC	CAD	1,289,000	USD	(900,316)	4/15/20	15,784	—
JPMC	CHF	6,385,000	USD	(6,621,341)	4/15/20	17,452	—
JPMC	EUR	(1,438,000)	USD	1,587,534	4/15/20	678	—
JPMC	EUR	(3,063,000)	USD	3,350,843	4/15/20	—	(29,226)
JPMC	EUR	3,070,000	USD	(3,367,627)	4/15/20	20,166	—
JPMC	EUR	847,000	USD	(935,025)	4/15/20	—	(348)
JPMC	GBP	627,000	USD	(817,413)	4/15/20	—	(38,382)
JPMC	GBP	(2,358,000)	USD	3,057,542	4/15/20	127,786	—
JPMC	GBP	1,296,000	USD	(1,558,984)	4/15/20	51,264	—
JPMC	GBP	(3,285,000)	USD	3,999,611	4/15/20	—	(81,917)
JPMC	JPY	1,154,768,000	USD	(10,464,025)	4/15/20	282,988	—
JPMC	JPY	(1,138,876,000)	USD	10,501,049	4/15/20	—	(98,061)
JPMC	JPY	30,029,000	USD	(279,804)	4/15/20	—	(334)
JPMC	JPY	(156,772,000)	USD	1,500,229	4/15/20	41,208	—
JPMC	NOK	13,625,000	USD	(1,526,223)	4/15/20	—	(215,527)
JPMC	NOK	(8,229,000)	USD	781,462	4/15/20	—	(10,150)
JPMC	SEK	(19,101,000)	USD	1,906,044	4/15/20	—	(25,513)
SCB	AUD	2,399,000	USD	(1,588,422)	4/15/20	—	(112,674)
SCB	AUD	(873,000)	USD	515,346	4/15/20	—	(21,681)
SCB	CAD	588,000	USD	(444,150)	4/15/20	—	(26,255)
SCB	EUR	(872,000)	USD	972,289	4/15/20	10,023	—
SCB	EUR	7,164,000	USD	(7,764,525)	4/15/20	141,062	—
SCB	EUR	357,000	USD	(406,264)	4/15/20	—	(12,309)
SCB	GBP	(1,981,000)	USD	2,551,511	4/15/20	90,170	—
SCB	GBP	(613,000)	USD	739,679	4/15/20	—	(21,958)
SCB	GBP	4,000	USD	(4,741)	4/15/20	229	—
SCB	JPY	(159,517,000)	USD	1,460,166	4/15/20	—	(24,401)
SCB	JPY	576,591,000	USD	(5,293,526)	4/15/20	72,600	—
LVIP BlackRock Global Real Estate Fund–4

LVIP BlackRock Global Real Estate Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	AUD	622,000	USD	(416,971)	4/15/20	$—	$(34,346)
SSB	AUD	(6,196,000)	USD	4,137,946	4/15/20	326,468	—
SSB	AUD	(2,000)	USD	1,173	4/15/20	—	(58)
SSB	CAD	(937,000)	USD	709,076	4/15/20	43,145	—
SSB	EUR	(881,000)	USD	981,212	4/15/20	9,014	—
SSB	EUR	(5,292,000)	USD	5,777,294	4/15/20	—	(62,510)
SSB	EUR	1,132,000	USD	(1,263,431)	4/15/20	—	(14,252)
SSB	GBP	(2,060,000)	USD	2,692,029	4/15/20	132,531	—
SSB	GBP	4,587,000	USD	(5,887,176)	4/15/20	—	(187,945)
SSB	HKD	(163,951,000)	USD	21,091,871	4/15/20	—	(53,933)
SSB	HKD	56,099,000	USD	(7,223,633)	4/15/20	11,811	—
SSB	ILS	(996,000)	USD	259,939	4/16/20	—	(21,441)
SSB	JPY	(382,605,000)	USD	3,501,954	4/15/20	—	(58,813)
SSB	JPY	113,111,000	USD	(1,032,938)	4/15/20	19,746	—
SSB	SGD	(84,000)	USD	60,555	4/15/20	1,442	—
SSB	SGD	(2,989,000)	USD	2,082,150	4/15/20	—	(21,293)
UBS	AUD	95,000	USD	(62,456)	4/15/20	—	(4,017)
UBS	AUD	(492,000)	USD	295,872	4/15/20	—	(6,782)
UBS	EUR	198,000	USD	(224,905)	4/15/20	—	(6,409)
UBS	GBP	113,000	USD	(146,297)	4/15/20	—	(5,897)
UBS	HKD	43,825,000	USD	(5,643,734)	4/15/20	8,655	—
UBS	JPY	1,214,451,000	USD	(11,083,440)	4/15/20	219,020	—
UBS	JPY	38,605,000	USD	(371,606)	4/15/20	—	(12,323)
UBS	SGD	(64,000)	USD	44,604	4/15/20	—	(435)
Total Foreign Currency Exchange Contracts						$4,276,388	$(3,548,550)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
THB–Thailand Baht
USD–United States Dollar
See accompanying notes.
LVIP BlackRock Global Real Estate Fund–5

LVIP BlackRock Global Real Estate Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Real Estate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Other debt securities, credit default swap contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and contract for differences are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP BlackRock Global Real Estate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$12,899,259	$—	$12,899,259
Belgium	—	3,191,256	—	3,191,256
Canada	12,401,926	—	—	12,401,926
China	—	1,107,694	—	1,107,694
France	—	689,809	—	689,809
Germany	—	22,719,916	—	22,719,916
Hong Kong	—	33,861,380	—	33,861,380
Japan	—	50,882,466	—	50,882,466
Malta	—	—	—	—
Netherlands	—	1,324,260	—	1,324,260
Norway	—	4,109,423	—	4,109,423
Singapore	—	8,778,720	—	8,778,720
Spain	—	10,320,432	—	10,320,432
Sweden	—	11,414,187	—	11,414,187
Thailand	—	663,389	—	663,389
United Kingdom	—	25,062,804	—	25,062,804
United States	234,654,289	—	—	234,654,289
Money Market Fund	5,404,743	—	—	5,404,743
Total Investments	$252,460,958	$187,024,995	$—	$439,485,953
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,276,388	$—	$4,276,388
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,548,550)	$—	$(3,548,550)
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP BlackRock Global Real Estate Fund–7